Note 10 - Financial Income and Expenses - Components of Financial Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Interest income, bank	$ 254	$ 151	$ 13
Interest income, other	0	3	0
Change in fair value of derivative liability	5,492	0	0
Change in fair value of warrant liability	190	636	395
Foreign exchange gains	564	173	2,423
Total financial income	6,500	963	2,831
Interest expenses	0	(1)	(34)
Interest expenses, lease liabilities	(161)	(172)	(176)
Change in fair value of derivative liability	(1,653)	(110)	0
Change in fair value of warrant liability	(125)	(244)	0
Interest expenses, loan from lessor	(801)	(724)	(588)
Foreign exchange losses	(383)	(430)	(710)
Total financial expenses	(3,123)	(1,681)	(1,508)
Net financial items	$ 3,377	$ (718)	$ 1,323